Earnings Per Share - Schedule of Computation of the Company’s Basic and Diluted Net Income (Loss) Per Share Attributable to Common Stockholders (Details) - Reorganization, Chapter 11, Predecessor, before Adjustment [Member] - USD ($)
	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Basic earnings per share:
Net loss (in Dollars)	$ (17,812,415)	$ (7,467,201)
Weighted average common shares outstanding	241,039,943	159,272,518
Basic earnings per share (in Dollars per share)	$ (0.07)	$ (0.05)
Diluted earnings per share:
Net loss (in Dollars)	$ (17,812,415)	$ (7,467,201)
Weighted-average common shares outstanding	241,039,943	159,272,518
Dilutive effect of common share equivalents
Weighted-average common shares outstanding, assuming dilution	241,039,943	159,272,518
Diluted earnings per share (in Dollars per share)	$ (0.07)	$ (0.07)